UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: August 18, 2015 to September 17, 2015

Commission File Number of issuing entity: 333-180779-14

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
Starwood Mortgage Funding III LLC
CIBC Inc.

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3952108
38-3952109
38-3952110
38-7127950

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
A‑S			X
B			X
PST			X
C			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On September 17, 2015 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

 KeyBank National Association, in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, affirms the following amounts in the respective accounts:

Certificate Account Balance
Prior Distribution Date:	08/17/2015	$0.00
Current Distribution Date:	09/17/2015	$0.00

REO Account Balance
Prior Distribution Date:	08/17/2015	$0.00
Current Distribution Date:	09/17/2015	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	08/17/2015	$3,443.55
Current Distribution Date:	09/17/2015	$3,441.99

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, Starwood Mortgage Funding III LLC, or CIBC Inc. (each a “Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 18, 2015 to September 17, 2015. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 13, 2015. Bank of America, National Association filed its most recent Form ABS-15G on August 7, 2015. Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC, filed its most recent Form ABS-15G on February 13, 2015. CIBC Inc. filed its most recent Form ABS-15G on August 14, 2015. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557. The CIK Number of Bank of America, National Association is 0001102113. The CIK number for Starwood Mortgage Capital LLC is 0001548405. The CIK number for CIBC Inc. is 0001548567.

Part II - OTHER INFORMATION

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, relating to the September 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ Stephen W. Holmes

Stephen W. Holmes, Authorized Signatory

Date: September 29, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, relating to the September 17, 2015 distribution.